Leases - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Future lease payments under operating leases
2026	$ 2,325
2027	1,923
2028	1,920
2029	1,924
2030	1,935
Thereafter	2,172
Total future lease payments	12,199
Less: imputed interest	1,441
Total operating lease liabilities	$ 10,758